Provisions - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Other Provisions [Line Items]
Cost to restore leasehold property liability	$ 5.7	$ 3.4
Average term leases	7 years
Average remaining length of contracts	4 years
Share Based Payments Employment Taxes Provision
Disclosure Of Other Provisions [Line Items]
Liabilities from share-based payment transactions	$ 115.0	8.0
Transferred from provisions to trade and other payables	$ 11.8	$ 5.7
Provision Fully Utilized
Disclosure Of Other Provisions [Line Items]
Weighted average remaining contracted life of options outstanding	8 years 11 months 8 days	9 years 9 months 14 days